Earnings (loss) per share - Additional Information (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock	27.2	52.1	57.9